Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

May 29, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Morningstar Funds Trust

1933 Act Registration No. 333-216479

1940 Act Registration No. 811-23235

Ladies and Gentlemen:

On behalf of Morningstar Funds Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing an XBRL interactive data file. These exhibits are being filed in connection with the supplement filed pursuant to Rule 497(e) on May 14, 2020 (Accession No.: 0001193125-20-142902) to the Trust’s Statutory Prospectus dated August 6, 2019.

Please direct any questions to the undersigned at (202) 507-5154.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple

Enclosures